Cover	Nov. 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2025
Entity File Number	000-56511
Entity Registrant Name	Rubber Leaf Inc
Entity Central Index Key	0001893657
Entity Tax Identification Number	32-0655276
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 2109, 21/F C C WU BLDG 302-308 HENNESSY, RD.
Entity Address, City or Town	WAN CHAI
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	+ (852)
Local Phone Number	2138-1668
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false